Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

(1)           Basis of Presentation and Summary of Significant Accounting Policies

Business Activity

Our origins date back to January of 2002, when our predecessor, e-Perception, a Human Resources software concern, completed a tender offer with CDC.  CDC’s common stock traded on the OTCBB. In connection with the tender offer, the stockholders of e-Perception received one share of CDC for each four shares of e-Perception common stock they owned prior to the tender offer.  As a result, e-Perception became a wholly owned subsidiary of CDC.  CDC subsequently changed its name to e-Perception, Inc. Approximately eighteen months later e-Perception changed its name to PeopleView, which subsequently changed its name to Auxilio. The stock now trades under the symbol AUXO.OB.

In March 2004, PeopleView entered into an asset purchase and sale agreement with Workstream (NASDQ:WSTM) whereby we sold to Workstream essentially all of its assets, including its software products and related intellectual property, its accounts receivable, certain computer equipment, customer lists, and the PeopleView name, among other things.  Pursuant to an addendum to the original agreement, the final consideration we received was cash equal to $250,000, 246,900 shares of Workstream common stock, and a warrant to purchase an additional 50,000 shares at an exercise price of $3.00 per share.  The business operations of PeopleView were discontinued as of March 2004.

On April 1, 2004, PPVW, a wholly owned subsidiary of PeopleView, completed the acquisition of Alan Mayo and Associates, Inc. dba The Mayo Group (and referred to herein as “TMG”).  TMG offered outsourced Image Management services to healthcare facilities throughout California, and this acquisition forms the basis for Auxilio’s current operations.  Subsequent to the acquisition of TMG, PeopleView changed its name to “Auxilio, Inc.” and changed PPVW’s name to “Auxilio Solutions, Inc.”

We are engaged in the business of providing fully-outsourced managed print services to the healthcare industry, working exclusively with hospitals throughout the United States.

Basis of Presentation

The accompanying financial statements were prepared in conformity with GAAP, which contemplate continuation of Auxilio as a going concern. We have reported a net loss of $2,591,642 for the year ended December 31, 2011 and has an accumulated deficit of $20,507,535 as of December 31, 2011. We reported a net loss of $1,569,718 for the year ended December 31, 2010. We have working capital of $370,638 as of December 31, 2011.

The consolidated financial statements include the accounts of Auxilio and our wholly owned subsidiaries.  All intercompany balances and transactions were eliminated.

Liquidity

During the year ended December 31, 2011, cash used for operating activities was $2,023,052 as compared to cash provided by operating activities of $414,466 for the same period in 2010.  During this same period our revenue increased by 42% and based on recent account signings at the end of 2011, we expect another year of 30% or more revenue growth in 2012.  The implementation costs that accompanied the growth in 2011 along with the related sales expense and operational overhead has resulted in increased losses. As these new accounts mature, we anticipate a reduction in costs of goods sold per account and an increase in total costs but at a slower rate than revenue allowing us to decrease our current net cash used from operating activities.

During 2011 in preparation for this growth we raised $1,850,000 in a convertible debt financing.  In addition, we recently entered into an asset based line of credit agreement with a financial institution. This facility provides for borrowings up to $2,000,000 not to exceed 80% of eligible receivablesManagement believes that improved cash generated from operations, along with the funds raised in these recent debt financings, will be sufficient to sustain our business operations over the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition

Revenue is recognized pursuant to ASC Topic 605, “Revenue Recognition” (“ASC 605”).  Revenues from equipment sales transactions are earned when there is persuasive evidence of an arrangement, delivery has occurred, the sales price has been determined and collectability has been reasonably assured. For the placement of equipment that is to be placed at a customer’s location at a future date, revenue is deferred until the placement of such equipment. Monthly service and supply revenue is earned monthly during the term of the contract, as services and supplies are provided.

When we enter into arrangements that include multiple deliverables, they typically consist of the sale of MFD equipment and a support services contract which includes a reserve for replacement of printer and fax equipment. Pursuant to ASC Subtopic 605-25-25: “Revenue Recognition – Multiple-Element Arrangements – Recognitions”(“ASC 605-25-25”), we account for each element within an arrangement with multiple deliverables as separate units of accounting. Revenue is allocated to each unit of accounting using the relative selling price method, which allocates revenue to each unit of accounting based on the fair value of both the delivered and undelivered items.

Deferred Revenue

We enter into arrangements that include multiple deliverables, which typically consist of the sale of MFD equipment and a support services contract.  We account for each element within an arrangement with multiple deliverables as separate units of accounting.  Revenue is allocated to each unit of accounting under the guidance of FASB ASC Topic 605-25, Multiple-Deliverable Revenue Arrangements, which provides criteria for separating consideration in multiple-deliverable arrangements by establishing a selling price hierarchy for determining the selling price of a deliverable.  The selling price used for each deliverable is based on vendor-specific objective (“VSOE”) evidence if available, third-party evidence if VSOE is not available, or estimated selling price if neither VSOE nor third-party evidence is available.  We are required to determine the best estimate of selling price in a manner that is consistent with that used to determine the price to sell the deliverable on a standalone basis.    We generally do not separately sell MFD equipment or service on a standalone basis.  Therefore, we do not have VSOE for the selling price of these units. As we purchase the equipment, we have third-party evidence of the cost of this element.  We estimate the proceeds from the arrangement to allocate to the service unit based on historical cost experiences.  Based on the relative costs of each unit to the overall cost of the arrangement, we utilize the same relative percentage to allocate the total arrangement proceeds.

Cash and Cash Equivalents

For purposes of the statement of cash flows and balance sheet classification, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations.

Accounts Receivable

We provide an allowance for doubtful accounts equal to the estimated uncollectible amounts. Our estimate is based on historical collection experience and a review of the current status of trade accounts receivable.  It is reasonably possible that our estimate of the allowance for doubtful accounts will change.  Management believes that no accounts receivable are uncollectible at December 31, 2011.

Supplies

Supplies consist of parts and supplies for the automated office equipment, including copiers, facsimile machines and printers.  Supplies are valued at the lower of cost or market value on a first-in, first-out basis.

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation.  Depreciation of the property and equipment is provided using the straight-line method over the assets’ estimated economic lives, which range from 2 to 7 years.  Expenditures for maintenance and repairs are charged to expense as incurred.

Intangible Assets

Under ASC Topic 350, “Intangibles, Goodwill and Other” (“ASC 350”), goodwill and intangible assets with indefinite lives are reviewed for impairment at least annually (December 31), or more frequently when indicators of impairment are present.  Intangible assets with definite lives are reviewed for impairment when indicators of impairment exist.  For goodwill, management compares the carrying value of the reporting unit to its related estimated fair value and recognizes an impairment charge in the amount by which the carrying value exceeds the estimated fair value.  For indefinite life intangible assets, management compares the estimated fair value of the intangible asset to its carrying value and an impairment charge is recognized in the amount by which the carrying value exceeds estimated fair value.  For definite life intangible assets, if the carrying value cannot be recovered from expected undiscounted future cash flows, then an impairment charge is recognized in the amount by which the carrying value exceeds the estimated fair value of the intangible asset.

For purposes of testing the impairment of goodwill, we have one reporting unit. Our methodology for testing goodwill impairment consists of one, and possibly two steps.  In step one of the goodwill impairment test, management compares the carrying amount (including goodwill) of the entity-wide reporting unit and the fair value based on market capitalization. Our market capitalization is based on the closing price of our Common Stock as quoted on the OTCBB multiplied by our outstanding shares of Common Stock.  At December 31, 2011, our fair value, based on market capitalization, was approximately $14.8 million, exceeding our book value by approximately $14.4 million.  Management does not anticipate any risk of failing step one of the impairment test.  The second step of the impairment test compares the implied fair value of the goodwill with the book value. We were not required to perform step two since we passed step one.

There was no impairment of goodwill as a result of the annual impairment tests completed during the fourth quarters of 2011 and 2010.  Excluding goodwill, we have no intangible assets deemed to have indefinite lives.

Long-Lived Assets

In accordance with FASB ASC Topic 350, long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We evaluate at each balance sheet date whether events and circumstances have occurred that indicate possible impairment. If there are indications of impairment, we use future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable.  In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value.  Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value of asset less the cost to sell. As of December 31, 2011, management determined there was no impairment of these assets.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial reporting requirements and those imposed under federal and state tax laws.  Deferred taxes are provided for timing differences in the recognition of revenue and expenses for income tax and financial reporting purposes and are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Deferred income tax expense represents the change during the period in the deferred tax assets and liabilities.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.  Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Fair Value of Financial Instruments

We account for our Financial Instruments in accordance with ASC Topic 820, “Fair Value Measurements,” (“ASC 820”). ASC 820 defines fair value, provides a framework for measuring fair value and expands the disclosures required for fair value measurements. The standard applies to other accounting pronouncements, but does not require any new fair value measurements.

Our derivative warrant liability and derivative additional investment rights liability are stated at fair value as further described in note (5) below.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and capital lease obligations approximate fair value due to the short-term nature of these financial instruments. The carrying amount of our host debt contract of our convertible debt approximates its fair value as we believe the credit market has not materially changed since the original borrowing date.

Stock-Based Compensation

We recognize stock-based compensation as an expense in accordance with ASC Topic 718 “Share-Based Payments” (“ASC 718”) and value the equity securities based on the fair value of the security on the date of grant.  Stock option awards are valued using the Black-Scholes option-pricing model.

For the years ended December 31, 2011 and 2010, stock-based compensation expense recognized in the statements of operations is as follows:

	Year Ended December 31,
	2011	2010
Cost of revenues	$75,290	$164,978
Sales and marketing	24,014	17,016
General and administrative expenses	204,675	181,254
Total stock based compensation expense	$303,979	$363,248

The weighted average estimated fair value of stock options granted during 2011 and 2010 was $0.44 and $0.57 per share, respectively.  These amounts were determined using the Black-Scholes option-pricing model, which values options based on the stock price at the grant date, the expected life of the option, the estimated volatility of the stock, the expected dividend payments, and the risk-free interest rate over the expected life of the option. The assumptions used in the Black-Scholes model were as follows for stock options granted in 2011 and 2010:

	2011	2010
Risk-free interest rate	0.08% to 0.19%	0.12% to 0.21%
Expected volatility of our Common Stock	80.95% to 85.78%	81.59% to 87.94%
Dividend yield	0%	0%
Expected life of options	3 years	3 years

The Black-Scholes option valuation model was developed for estimating the fair value of traded options that have no vesting restrictions and are fully transferable.  Because option valuation models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

Compensation cost associated with grants of restricted stock units are also measured at fair value. We evaluate the assumptions used to value restricted stock units on a quarterly basis. When factors change, including the market price of the stock, share-based compensation expense may differ significantly from what was recorded in the past. If there are any modifications or cancellations of the underlying unvested securities, we may be required to accelerate, increase or cancel any remaining unearned share-based compensation expense. As of December 31, 2011, we have not granted any restricted stock units under the 2011 Stock Incentive Plan.

Basic and Diluted Loss Per Share

In accordance with ASC Topic 260, “Earnings Per Share,” basic net loss per share is calculated using the weighted average number of shares of our Common Stock issued and outstanding during a certain period, and is calculated by dividing net loss by the weighted average number of shares of our Common Stock issued and outstanding during such period. Diluted net loss per share is calculated using the weighted average number of common and potentially dilutive common shares outstanding during the period, using the as-if converted method for secured convertible notes, and the treasury stock method for options and warrants.

As of December 31, 2011, potentially dilutive securities consisted of options and warrants to purchase 9,349,561 shares of our Common Stock at prices ranging from $0.30 to $6.75 per share. Of these potentially dilutive securities, none of the shares to purchase our Common Stock from the options and warrants were included in the computation of diluted earnings per share as their effect would be anti-dilutive.

As of December 31, 2010, potentially dilutive securities consisted of options and warrants to purchase 8,581,617 shares of our Common Stock at prices ranging from $0.30 to $6.75 per share. Of these potentially dilutive securities, none of the shares to purchase our Common Stock from the options and warrants were included in the computation of diluted earnings per share as their effect would be anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per share:

	Year Ended December 31,
	2011	2010
Numerator:
Net loss	$(2,591,642)	$(1,569,718)

Denominator:
Denominator for basic calculation weighted averages	19,376,214	19,226,357

Dilutive Common Stock equivalents:
Options and warrants	-	-
Denominator for diluted calculation weighted average	19,376,214	19,226,357

Net loss per share:
Basic net loss per share	$(.13)	$(.08)
Diluted net loss per share	$(.13)	$(.08)

Segment Reporting

Based on our integration and management strategies, we operated in a single business segment.  For the years ended December 31, 2011 and 2010, all revenues were derived from domestic operations.

Subsequent Events

On April 10, 2012 we received a commitment letter from Avid Bank to enter into an asset based line of credit. The commitment letter provides for a $2,000,000 line of credit with a maturity date one year from the contract date (“Financing”). Borrowings are limited to 80% of the Company’s eligible accounts receivable. Interest on advances will be at Prime plus 3.75% subject to a floor rate of 7%. In connection with this facility, the Company will issue warrants where the number of shares will be equal to 5% of the credit facility divided by the strike price which will be 120% of the Common Stock closing price for the 30 days prior to the issue date. These warrants expire five years from the maturity date. The Financing is collateralized by a first lien position on all of the Company’s assets, and is subject to certain financial covenants.

New Accounting Pronouncements

In September 2009, the FASB issued authoritative guidance (ASU 2009-13) regarding multiple-deliverable revenue arrangements that address how to separate deliverables and how to measure and allocate consideration to one or more units of accounting.  Specifically, the guidance requires that consideration be allocated among multiple deliverables based on relative selling prices.  The guidance establishes a selling price hierarchy of (1) vendor-specific objective evidence, (2) third-party evidence and (3) estimated selling price.  This guidance is effective for annual periods beginning after June 15, 2010. We adopted this guidance effective January 1, 2011.  Adoption resulted in no significant effect on our consolidated financial position and results of operations.

From time to time, new accounting pronouncements are issued by the FASB that we adopt as of the specified effective date.  Unless otherwise discussed in these financial statements and notes or in our Annual Report on Form 10-K for the year ended December 31, 2011, we believe the impact of any other recently issued standards that are not yet effective are either not applicable to us at this time or will not have a material impact on our consolidated financial statements upon adoption.